Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Transactions
Other operating expenses		$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 35,719	$ 33,631	$ 30,961	$ 32,984	$ 185,401	$ 133,295	$ 120,566
Trip.com and its Subsidiaries [Member]
Transactions
Commission received										190
Commission paid										1,087
Other operating expenses										1,556
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale of air ticketing	[1]									1,241
Purchase of air ticketing	[1]									21,610
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of air ticketing	[1]									7,734
Purchase of air ticketing	[1]									$ 6,451

[1]	represents gross amount booked/charged for the air ticketing and hotel and packages transactions